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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Sandra G. Richardson, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-3598

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009 – September 30, 2010

Item 1.	Schedule of Investments

2010 QUARTERLY REPORT

LifePoints® Funds

Target Distribution Strategies

SEPTEMBER 30, 2010

FUND

2017 Retirement Distribution Fund — A Shares

2017 Accelerated Distribution Fund — A Shares

2027 Extended Distribution Fund — A Shares

2017 Retirement Distribution Fund — S Shares

2017 Accelerated Distribution Fund — S Shares

2027 Extended Distribution Fund — S Shares

Russell Investment Company

Russell Investment Company is a series investment company with 40 different investment portfolios referred to as Funds. This Quarterly Report reports on six of these Funds.

Russell Investment Company

LifePoints® Funds

Target Distribution Strategies

Quarterly Report

September 30, 2010 (Unaudited)

Russell Investment Company - LifePoints® Funds Target Distribution Strategies.

Copyright © Russell Investments 2010. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA, part of Russell Investments.

Russell Investment Company

2017 Retirement Distribution Fund - A Shares

Schedule of Investments — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 101.5%
Other Russell Investment Company
Series Mutual Funds

Bonds - 51.7%
Russell Short Duration Bond Fund	13,165	255
Russell Strategic Bond Fund	69,017	765

		1,020

Domestic Equities - 25.9%
Russell U.S. Core Equity Fund	9,017	225
Russell U.S. Quantitative Equity Fund	8,279	216
Russell U.S. Small & Mid Cap Fund	3,494	69

		510

International Equities - 20.4%
Russell Emerging Markets Fund	2,498	50
Russell Global Equity Fund	15,736	128
Russell International Developed Markets Fund	7,474	225

		403

Real Assets - 3.5%
Russell Real Estate Securities Fund	1,974	69

Total Investments - 101.5% (identified cost $1,876)		2,002

Other Assets and Liabilities, Net - (1.5%)		(30)

Net Assets - 100.0%		1,972

See accompanying notes which are an integral part of the financial statements.

2017 Retirement Distribution Fund - A Shares	3

Russell Investment Company

2017 Accelerated Distribution Fund - A Shares

Schedule of Investments — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 102.5%
Other Russell Investment Company
Series Mutual Funds

Bonds - 66.0%
Russell Short Duration Bond Fund	12,491	242
Russell Strategic Bond Fund	65,749	729

		971

Domestic Equities - 18.9%
Russell U.S. Core Equity Fund	4,922	123
Russell U.S. Quantitative Equity Fund	4,490	117
Russell U.S. Small & Mid Cap Fund	1,952	39

		279

International Equities - 15.1%
Russell Emerging Markets Fund	1,374	27
Russell Global Equity Fund	8,608	70
Russell International Developed Markets Fund	4,127	125

		222

Real Assets - 2.5%
Russell Real Estate Securities Fund	1,067	37

Total Investments -102.5% (identified cost $1,396)		1,509

Other Assets and Liabilities, Net - (2.5%)		(37)

Net Assets - 100.0%		1,472

See accompanying notes which are an integral part of the financial statements.

4	2017 Accelerated Distribution Fund - A Shares

Russell Investment Company

2027 Extended Distribution Fund - A Shares

Schedule of Investments — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 101.4%
Other Russell Investment Company
Series Mutual Funds

Bonds - 55.6%
Russell Short Duration Bond Fund	16,227	315
Russell Strategic Bond Fund	85,347	946

		1,261

Domestic Equities - 3.5%
Russell U.S. Core Equity Fund	1,405	35
Russell U.S. Quantitative Equity Fund	1,287	33
Russell U.S. Small & Mid Cap Fund	551	11

		79

International Equities - 2.7%
Russell Emerging Markets Fund	387	8
Russell Global Equity Fund	2,450	20
Russell International Developed Markets Fund	1,169	35

		63

Real Assets - 0.5%
Russell Real Estate Securities Fund	308	11

Short-Term Investments - 39.1%
Russell Money Market Fund	885,846	886

Total Investments - 101.4% (identified cost $2,227)		2,300

Other Assets and Liabilities, Net - (1.4%)		(32)

Net Assets - 100.0%		2,268

See accompanying notes which are an integral part of the financial statements.

2027 Extended Distribution Fund - A Shares	5

Russell Investment Company

2017 Retirement Distribution Fund - S Shares

Schedule of Investments — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 101.0%
Other Russell Investment Company
Series Mutual Funds

Bonds - 54.1%
Russell Short Duration Bond Fund	19,537	379
Russell Strategic Bond Fund	102,424	1,136

		1,515

Domestic Equities - 24.4%
Russell U.S. Core Equity Fund	12,066	302
Russell U.S. Quantitative Equity Fund	11,079	288
Russell U.S. Small & Mid Cap Fund	4,675	92

		682

International Equities - 19.2%
Russell Emerging Markets Fund	3,341	66
Russell Global Equity Fund	21,056	171
Russell International Developed Markets Fund	10,001	302

		539

Real Assets - 3.3%
Russell Real Estate Securities Fund	2,642	92

Total Investments - 101.0% (identified cost $2,617)		2,828

Other Assets and Liabilities, Net - (1.0%)		(27)

Net Assets - 100.0%		2,801

See accompanying notes which are an integral part of the financial statements.

6	2017 Retirement Distribution Fund - S Shares

Russell Investment Company

2017 Accelerated Distribution Fund - S Shares

Schedule of Investments — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 102.5%
Other Russell Investment Company
Series Mutual Funds

Bonds - 67.7%
Russell Short Duration Bond Fund	11,924	231
Russell Strategic Bond Fund	62,598	694

		925

Domestic Equities - 18.1%
Russell U.S. Core Equity Fund	4,360	109
Russell U.S. Quantitative Equity Fund	4,005	104
Russell U.S. Small & Mid Cap Fund	1,694	34

		247

International Equities - 14.3%
Russell Emerging Markets Fund	1,201	24
Russell Global Equity Fund	7,599	62
Russell International Developed Markets Fund	3,606	109

		195

Real Assets - 2.4%
Russell Real Estate Securities Fund	952	33

Total Investments - 102.5% (identified cost $1,292)		1,400

Other Assets and Liabilities, Net - (2.5%)		(34)

Net Assets - 100.0%		1,366

See accompanying notes which are an integral part of the financial statements.

2017 Accelerated Distribution Fund - S Shares	7

Russell Investment Company

2027 Extended Distribution Fund - S Shares

Schedule of Investments — September 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 101.9%
Other Russell Investment Company
Series Mutual Funds

Bonds - 31.1%
Russell Short Duration Bond Fund	7,419	144
Russell Strategic Bond Fund	39,048	433

		577

Domestic Equities - 1.9%
Russell U.S. Core Equity Fund	632	16
Russell U.S. Quantitative Equity Fund	579	15
Russell U.S. Small & Mid Cap Fund	249	5

		36

International Equities - 1.5%
Russell Emerging Markets Fund	174	3
Russell Global Equity Fund	1,102	9
Russell International Developed Markets Fund	526	16

		28

Real Assets - 0.3%
Russell Real Estate Securities Fund	139	5

Short-Term Investments - 67.1%
Russell Money Market Fund	1,242,488	1,242

Total Investments - 101.9% (identified cost $1,826)		1,888

Other Assets and Liabilities, Net - (1.9%)		(36)

Net Assets - 100.0%		1,852

See accompanying notes which are an integral part of the financial statements.

8	2027 Extended Distribution Fund - S Shares

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Quarterly Report — September 30, 2010 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 40 different investment portfolios referred to as Funds. This Quarterly Report reports on six of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008 (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

The Funds seek to achieve their objective by investing in several other RIC Funds (the “Underlying Funds”) using a dynamic asset allocation investment strategy. The Underlying Funds currently include the Russell Short Duration Bond, Russell Strategic Bond, Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Small & Mid Cap, Russell Emerging Markets, Russell Global Equity, Russell International Developed Markets, Russell Real Estate Securities and Russell Money Market Funds. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, real estate and cash) is represented by one or more Underlying Funds. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time and a Fund may not always invest in all the Underlying Funds. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund. Generally, Underlying Fund portfolio securities are valued at the close of the principal exchange on which they are traded.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data.

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended September 30, 2010 were level one for all Funds.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Notes to Quarterly Report	9

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Quarterly Report, continued — September 30, 2010 (Unaudited)

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Federal Income Taxes

At September 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	2017 Retirement Distribution Fund - A Shares	2017 Accelerated Distribution Fund - A Shares	2027 Extended Distribution Fund - A Shares
Cost of Investments	$1,938,937	$1,416,162	$2,244,667

Unrealized Appreciation	$63,541	$92,628	$55,394
Unrealized Depreciation	—	—	—

Net Unrealized Appreciation (Depreciation)	$63,541	$92,628	$55,394

	2017 Retirement Distribution Fund - S Shares	2017 Accelerated Distribution Fund - S Shares	2027 Extended Distribution Fund - S Shares
Cost of Investments	$2,686,696	$1,297,117	$1,827,646

Unrealized Appreciation	$141,800	$102,625	$60,649
Unrealized Depreciation	—	—	—

Net Unrealized Appreciation (Depreciation)	$141,800	$102,625	$60,649

4.	Subsequent Events

Management has evaluated events or transactions that may have occurred since September 30, 2010, that would merit recognition or disclosure in this Quarterly Report. This evaluation was completed through the date the Quarterly Report was issued, that would merit recognition or disclosure in the Quarterly Report. During this review nothing was discovered which would require further disclosure within the quarterly report with the exception noted below.

In late 2010, the Russell Real Estate Securities Fund changed its name to the Russell Global Real Estate Securities Fund. In addition the Fund changed its investment strategy from a predominantly U.S.-based investment strategy to a global investment strategy.

10	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Shareholder Requests for Additional Information — September 30, 2010 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information	11

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-306

Item 2.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ SANDRA CAVANAUGH
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ SANDRA CAVANAUGH
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: November 26, 2010

By:	/s/ MARK E. SWANSON
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: November 26, 2010